Trade and Other Receivables and Prepayments	12 Months Ended
Dec. 31, 2019
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Trade and Other Receivables and Prepayments
13.	TRADE AND OTHER RECEIVABLES AND PREPAYMENTS

	As of December 31,
	2018	2019	2019
	RMB’000	RMB’000	US$’000
Trade receivables	526,974	369,742	53,110
Prepayments to raw material suppliers	169,439	131,709	18,919
Receivables from sales of scrap materials	54,192	71,188	10,226
Value-added tax and other taxes receivable	19,400	16,944	2,434
Income tax recoverable	4,138	4,504	647
Other receivables	2,330	2,272	326

	776,473	596,359	85,662

All of the trade and other receivables (net of nil provision for doubtful debts as of December 31, 2018 and 2019) are expected to be recovered or recognized as expenses within one year. The Group allows its trade customers an average credit period of 30 to 90 days (2018: 30 to 90 days). The following is an aged analysis of trade receivables presented based on the invoice date at the end of each reporting period, which approximated the respective revenue recognition dates.

	As of December 31,
	2018	2019	2019
	RMB’000	RMB’000	US$’000
0 - 30 days	261,320	190,629	27,382
31 - 60 days	202,334	138,699	19,923
61 - 90 days	63,320	40,414	5,805

	526,974	369,742	53,110

Before accepting any new customers, the Group assesses the potential customer’s credit quality and defines its credit limits based on the customer’s scale of operations and reputation in the industry.
For trade receivables, the Group has applied the simplified approach in IFRS 9 to determine the loss allowance at lifetime ECL. The Group determines the expected credit losses on thoese items by using a provision matrix grouped by ageing. The above balances relate to receivables for which there was no recent history of default or expectation of future losses. Management considers the probability of default to be minimal and no impairment was provided during the year.

Trade receivables denominated in currency other than the functional currency of the relevant group entities are set out below:

	2018	2019	2019
	RMB’000	RMB’000	US$’000
US$	34,967	22,949	3,296

For other receivables, the Group makes periodic individual assessment on the recoverability of other receivables based on historical settlement records, past experience, and also quantitative and qualitative information that is reasonable and supportive forward-looking information. Management believes that there is no significant increase in credit risk of these amounts since initial recognition and the Group provided impairment based on 12-month ECL. Management considers the probability of default to be minimal and no impairment was provided during the periods presented.